Cost of Revenues - Schedule of Cost of Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cost of Revenue [Line Items]
Total	$ 1,270	$ 901
Cost of Revenue [Member]
Cost of Revenue [Line Items]
Payroll and related benefits (including share-based compensation)	404	373
Raw materials subcontractors and auxiliary materials	576	307
Depreciation	86	89
Royalties to the Israeli Innovation Authority	55	38
Shipping	64	38
Others	85	56
Total	$ 1,270	$ 901